Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Financial Instruments Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Mar. 02, 2013	Mar. 03, 2012
Derivatives, Fair Value [Line Items]
Notional amount of currency forward contracts - asset	$ 2,356	$ 1,608
Notional amount of currency option contracts - asset	309	608
Notional amount of currency forward contracts - liability	1,332	2,155
Notional amount of currency option contracts - liability	426	480
Estimated fair value of currency forward contracts - asset	57	55
Estimated fair value of currency option contracts - asset	2	17
Estimated fair value of currency forward contracts - liability	(24)	(34)
Estimated fair value of currency option contracts - liability	$ (11)	$ (1)